Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Paid-in capital	Accumulated deflicit	Accumulated other comprehensive loss
Beginning balance at Dec. 31, 2023	$ 11,288			$ 275,717	$ (264,417)	$ (12)
Beginning balance (in shares) at Dec. 31, 2023		2,474,159	351,037
Net loss	(3,057)				(3,057)
Vesting of restricted stock awards (in shares)		71,763
Share-based compensation expense related to issuance of stock options and restricted stock awards	625			625
Foreign currency translation adjustment	(6)					(6)
Release of foreign currency translation adjustment upon liquidation of a subsidiary					(18)	$ 18
Ending balance at Dec. 31, 2024	$ 8,850			276,342	(267,492)
Ending balance (in shares) at Dec. 31, 2024	2,545,922	2,545,922	351,037
Issuance of common stock - private placement, net of issuance cost (in share)		499,998
Issuance of common stock - private placement, net of issuance cost	$ 1,245			1,245
Net loss	(1,429)				(1,429)
Vesting of restricted stock awards (in shares)		15,024
Share-based compensation expense related to issuance of stock options and restricted stock awards	114			114
Ending balance at Mar. 31, 2025	8,780			277,701	(268,921)
Ending balance (in shares) at Mar. 31, 2025		3,060,944	351,037
Beginning balance at Dec. 31, 2024	$ 8,850			276,342	(267,492)
Beginning balance (in shares) at Dec. 31, 2024	2,545,922	2,545,922	351,037
Issuance of common stock - private placement, net of issuance cost (in share)		499,998
Issuance of common stock - private placement, net of issuance cost	$ 1,245			1,245
Issuance of common stock - ATM (in shares)		715,220
Issuance of common stock - ATM	2,077			2,077
Net loss	(3,528)				(3,528)
Vesting of restricted stock awards (in shares)		60,096
Share-based compensation expense related to issuance of stock options and restricted stock awards	441			441
Foreign currency translation adjustment	0
Ending balance at Dec. 31, 2025	$ 9,085			280,105	(271,020)
Ending balance (in shares) at Dec. 31, 2025	3,821,236	3,821,236	351,037
Issuance of common stock - ATM (in shares)		405,000
Issuance of common stock - ATM	$ 825			825
Net loss	(3,177)				(3,177)
Vesting of restricted stock awards (in shares)		15,024
Share-based compensation expense related to issuance of stock options and restricted stock awards	58			58
Ending balance at Mar. 31, 2026	$ 6,791			$ 280,988	$ (274,197)
Ending balance (in shares) at Mar. 31, 2026	4,241,260	4,241,260	351,037